EARNINGS PER COMMON SHARE (Calculation of EPS) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per Common Share [Abstract]
Common Stockholders									$ (106,088)	$ (18,223)	$ 173,170
Net (loss)/income	$ (90,720)	$ (21,816)	$ (11,619)	$ 18,067	$ (57,757)	$ (50,862)	$ 30,506	$ 59,890	$ (106,088)	$ (18,223)	$ 173,170
Weighted average common shares outstanding:
Basic									29,159,440	29,157,992	29,157,387
Diluted									29,159,440	29,157,992	29,157,387